Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Assets (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Deferred Tax Assets [Line Items]
At beginning of year/period	RM 74,000	$ 16,534		RM 74,000
Recognised in profit or loss	535,217	127,055				RM 149,315
At end of year/period	609,217	144,621	74,000	74,000	16,534	RM 74,000
Previously Reported [Member]
Schedule of Deferred Tax Assets [Line Items]
At beginning of year/period	RM 74,000	$ 17,566	74,000
At end of year/period			RM 74,000	RM 74,000	$ 17,566